Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Balance Sheet Components [Abstract]
Balance Sheet Components
4. Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31, 2021	June 30, 2022
Laboratory equipment	$943	$894
Furniture and fixtures	28	28
Office equipment	25	25
Software	12	12

Total property and equipment	1,008	959
Less: accumulated depreciation	(763)	(769)

Total property and equipment, net	$245	$190

Depreciation expense for property and equipment was $26,000 and $28,000 for the three months ended June 30, 2021 and 2022, respectively, and $53,000 and $55,000 for the six months ended June 30, 2021 and 2022, respectively.
Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	December 31, 2021	June 30, 2022
Accrued clinical trial and manufacturing costs	$6,472	$5,667
Accrued personnel costs	1,172	1,034
Other accrued liabilities	844	796

Total accrued liabilities	$8,488	$7,497

4. Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2020	2021
Laboratory equipment	$909	$943
Furniture and fixtures	28	28
Office equipment	30	25
Software	12	12

Total property and equipment	979	1,008
Less: accumulated depreciation	(670)	(763)

Total property and equipment, net	$309	$245

Depreciation expense for property and equipment was $127,000 and $105,000 for the years ended December 31, 2020 and 2021, respectively.
Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	December 31,
	2020	2021
Accrued clinical trial and manufacturing costs	$4,818	$6,472
Accrued personnel costs	1,142	1,172
Other accrued liabilities	637	844

Total accrued liabilities	$6,597	$8,488